Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Consolidated Balance Sheets

As of June 30, 2026 and December 31, 2025, the Company stated the following amounts in the Company’s consolidated balance sheets:

	June 30, 2026	December 31, 2025
Assets
Right-of-use assets	$6,681	$8,470
Total	6,681	8,470

Liabilities
Operating lease liabilities, current	5,002	6,764
Total lease liabilities	$5,002	$6,764

Supplemental disclosure related to operating leases were as follows:

	June 30, 2026	June 30, 2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$10,139	$19,187

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

As of June 30, 2026	Operating Lease
From July 1, 2026, to June 30, 2027	$5,037
Less: amounts representing interest	(35)
Present Value of future minimum lease payments	5,002
Less: Current obligations	(5,002)
Long term obligations	$—